Investments in Associates (Details) - Schedule of movement on investments in associates - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Movement On Investments In Associates Abstract
Opening balance	$ 5,693	$ 11,583
Opening balance adjustments for hyperinflation and effect of movements in exchange rates recognised in other comprehensive income	120	1,358
Adjusted opening balance	5,813	12,941
Share of associated companies’ financial results	(24)	(227)
Investment properties fair value adjustment		(7,021)
Share of loss from associates	(24)	(7,248)
Ending balance	$ 5,789	$ 5,693